Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	[1]	30,743,188	454,434	205,268
Diluted		$ (3.56)	$ (47.32)	$ (45.51)

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.